Other Income, Net	6 Months Ended
Jun. 30, 2020
OTHER INCOME, NET [Abstract]
OTHER INCOME, NET

NOTE 11: OTHER INCOME, NET

During the six month periods ended June 30, 2020 and 2019, taxes other-than income taxes of Navios Logistics amounted to $2,021 and $3,955, respectively, and were included in the consolidated statement of comprehensive (loss)/income within the caption “Other (expense)/income, net”.

During the three month period ended June 30, 2020 and 2019, taxes other-than income taxes of Navios Logistics amounted to $590 and $2,107, respectively, and were included in the consolidated statement of comprehensive (loss)/income within the caption “Other (expense)/income, net”.